Capital Risk - Summary of Regulatory Capital Resources (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	£ 11,481.0	£ 10,711.0
AT1 capital	2,300.0	2,100.0
Tier 1 capital	13,781.0	12,811.0
Tier 2 capital	2,321.0	1,773.0
Total capital	16,102.0	14,584.0
CET1 capital before regulatory adjustments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	15,097.0	13,425.0
- Capital instruments
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	8,660.0	7,060.0
AT1 capital	2,300.0	2,100.0
Tier 2 capital	2,369.0	1,855.0
Increase (decrease) in regulatory capital	2,314.0
- Retained earnings
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	6,431.0	6,159.0
Increase (decrease) in regulatory capital	272.0
- Accumulated other reserves
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	6.0	206.0
- Goodwill (net of tax)
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(1,784.0)	(1,118.0)
Increase (decrease) in regulatory capital	(666.0)
- Other intangibles
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(548.0)	(312.0)
Increase (decrease) in regulatory capital	(236.0)
- Fair value reserves related to gains or losses on cash flow hedges
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	0.0	(211.0)
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	4.0	2.0
Increase (decrease) in regulatory capital	2.0
- Defined benefit pension fund assets
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(403.0)	(378.0)
Increase (decrease) in regulatory capital	(25.0)
- Dividend accrual
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	(80.0)	(3.0)
Increase (decrease) in regulatory capital	(77.0)
- Amount of qualifying items subject to phase out from Tier 2
Disclosure Of Regulatory Capital Resources [Line Items]
Tier 2 capital	0.0	0.0
Increase (decrease) in regulatory capital	0.0
-Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRD IV amortisation and repurchases
Disclosure Of Regulatory Capital Resources [Line Items]
Tier 2 capital	(48.0)	(82.0)
Increase (decrease) in regulatory capital	34.0
- Fair value reserves related to gains or losses on cash flow hedges
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in regulatory capital	211.0
Cash flow hedges | - Fair value reserves related to gains or losses on cash flow hedges
Disclosure Of Regulatory Capital Resources [Line Items]
Increase (decrease) in regulatory capital	£ 0.0	£ 0.0